Schedule of Investments
March 31, 2025 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 84.13%

Auto Parts - 3.47%
Lear Corp. (2)	9,005		794,421

Bottled & Canned Soft Drinks & Carbonated Waters - 1.70%
Celsius Holdings, Inc. (2)	10,922		389,042

Calculating & Accounting Machines - 4.30%
Cantaloupe, Inc. (2)	125,181		985,174

Cigarettes - 3.42%
Altria Group, Inc.	13,065		784,161

Electric Service - 8.58%
NRG Energy, Inc.	20,590		1,965,521

Finance Services - 3.10%
Euronet Worldwide, Inc. (2)	6,645		710,018

Hotels, Rooming Houses, Camps - 5.11%
Civeo Corp.	50,926		1,171,298

Malt Beverages - 5.23%
Molson Coors Beverage Co., Class B	19,698		1,199,017

Motor Vehicle Parts & Accessor - 2.60%
Garrett Motion, Inc.	71,275		596,572

Radio Broadcasting Stations - 2.52%
Sirius XM Holdings, Inc.	25,571		576,498

Retail-Eating Places - 4.57%
The Wendy's Co	71,618		1,047,771

Services-Business Services - 9.79%
eBay, Inc.	8,293		561,685
PayPal Holdings, Inc. (2)	16,288		1,062,792
The Western Union Co.	58,570		619,671

			2,244,147

Services-Prepackaged Software - 4.04%
Opera Ltd. (Norway)	58,013		924,727

Television Broadcasting Stations - 8.96%
Nexstar Media Group, Inc.	6,955		1,246,475
Tegna, Inc. (2)	44,288		806,927

			2,053,402

Toys & Games - 5.93%
Nintendo Co., Ltd. (2)	79,145		1,358,920

Transportation Services - 5.63%
Expedia Group, Inc.	7,672		1,289,663

Wholesale-Groceries, General Line - 5.18%
United Natural Foods, Inc. (2)	43,341		1,187,110

Total Common Stock	(Cost $ 16,392,711)		19,277,465

Real Estate Investment Trusts - 8.47%

Easterly Government Properties, Inc.	102,140		1,082,684
Net Lease Office Properties	27,355		858,400

Total Real Estate Investment Trusts	(Cost $ 1,883,632)		1,941,084

Cash Equivalants - 7.28%

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - 4.20% (3)	1,667,063		1,667,063

Total Money Market Registered Investment Companies	(Cost $ 1,667,063)		1,667,063

Total Investments - 99.89%	(Cost $ 19,943,405)		22,885,611

Other Assets Less Liabilities - 0.11%			24,983

Total Net Assets - 100.00%			22,913,563

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments
Level 1 - Quoted Prices	$22,885,611		$-
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs	-		-
Total	$22,885,611	$

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 31, 2025